Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares $ / shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares issued (in shares)	26,998,363	26,953,363	25,473,363
Common stock, shares outstanding (in shares)	26,998,363	26,953,363	25,473,363
Common stock, shares authorized	Unlimited	Unlimited	Unlimited